TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Unrecovered expenditures	$ 3,087,881	$ 193,209
Operating Loss Carryforwards	$ 118,974	118,533
Tax operating loss carry forwards expiry	the net operating loss will begin to expire in year 2023
Deferred Tax Assets, Valuation Allowance	$ 216,086	$ 83,203
INDONESIA
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%	25.00%
Non-eligible for tax discount, percentage	50.00%
INDONESIA | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%
INDONESIA | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 892,978	$ 509,156
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	16.50%